NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
The Company's Non-controlling interests included in the Consolidated balance sheet are as follows:

at December 31	2017	2016
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	1,852	1,596
Non-controlling interest in Portland Natural Gas Transmission System	—	130
	1,852	1,726

The Company's Net income attributable to non-controlling interests included in the Consolidated statement of income are as follows:

year ended December 31	2017	2016	2015
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	220	215	(13)
Non-controlling interest in Portland Natural Gas Transmission System[1]	9	20	19
Non-controlling interest in Columbia Pipeline Partners LP2	9	17	—
	238	252	6

1
Non-controlling interest in 2017 for the period January 1 to May 31 when TransCanada sold its remaining interest in PNGTS to TC PipeLines, LP. Refer to Note 26, Other acquisitions and dispositions for further information.

2	Non-controlling interest up to February 17, 2017 acquisition of all publicly held common units of CPPL.
TC PipeLines, LP
During 2017, the non-controlling interest in TC PipeLines, LP increased from 73.2 per cent to 74.3 per cent due to periodic issuances of common units in TC PipeLines, LP to third parties under an at-the-market issuance program (ATM program). In 2016, the non-controlling interest in TC PipeLines, LP ranged between 72.0 per cent and 73.2 per cent and, in 2015, between 71.7 per cent and 72.0 per cent.
In December 2015, TC PipeLines, LP recorded an impairment charge of US$199 million related to its equity investment in Great Lakes. The non-controlling interest's share of this charge was US$143 million and was included in the Net income attributable to non-controlling interests in 2015.
Portland Natural Gas Transmission System
On June 1, 2017, TransCanada sold its remaining 11.81 per cent directly held interest in Portland Natural Gas Transmission System (PNGTS) to TC PipeLines, LP and, as a result, at December 31, 2017, non-controlling interest in PNGTS was nil. The non-controlling interest in PNGTS as at December 31, 2016 represented the 38.3 per cent interest held by third parties. On January 1, 2016, TransCanada sold 49.9 per cent of PNGTS to TC PipeLines, LP. Refer to Note 26, Other acquisitions and dispositions for further information.
In 2017, TransCanada received fees of $5 million from TC PipeLines, LP (2016 – $5 million and 2015 – $4 million) and $4 million from PNGTS prior to June 1, 2017 (2016 – $10 million; 2015 – $11 million) for services provided.
Columbia Pipeline Partners LP
On July 1, 2016, TransCanada acquired Columbia, which included a 53.5 per cent non-controlling interest in CPPL. On February 17, 2017, TransCanada acquired all outstanding publicly held common units of CPPL at a price of US$17.00 and a stub period distribution payment of US$0.10 per common unit for an aggregate transaction value of US$921 million. As this was a transaction between entities under common control, it was recognized in equity.
At December 31, 2016, the entire $1,073 million (US$799 million) of TransCanada's non-controlling interest in CPPL was recorded as Common units subject to rescission or redemption on the Consolidated balance sheet. The Company classified this non-controlling interest outside of equity as the potential redemption rights of the units were not within the control of the Company.
Common Units of TC PipeLines, LP Subject to Rescission
In connection with a late filing of an employee-related Form 8-K with the SEC, in March 2016, TC PipeLines, LP became ineligible to use the then effective shelf registration statement upon filing of its 2015 Annual Report. As a result, it was determined that the purchasers of the 1.6 million common units that were issued from March 8, 2016 to May 19, 2016 under the TC PipeLines, LP ATM program may have had a rescission right for an amount equal to the purchase price paid for the units, plus statutory interest and less any distributions paid, upon the return of such units to TC PipeLines, LP within one year of purchase.
As a result, at December 31, 2016, $106 million (US$82 million) was recorded as Common units subject to rescission or redemption on the Consolidated balance sheet. The Company classified these 1.6 million common units outside equity because the potential rescission rights of the units were not within the control of the Company. At December 31, 2017, all rescission rights previously classified outside of equity have lapsed and been reclassified to equity. These rights expired one year from the date of purchase of each unit and no unitholder claimed or attempted to exercise any of these rescission rights while they remained outstanding.